Net Loss Per Common Share - Potentially dilutive securities were excluded from the computation of diluted net loss per share calculations (Details) - Adagio Medical Inc - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net Loss Per Common Share
Total	5,523,533	5,701,972	5,736,027	5,559,473
Convertible preferred stock
Net Loss Per Common Share
Total	4,732,044	4,939,946	4,939,946	4,939,946
Stock options
Net Loss Per Common Share
Total	742,409	712,946	747,001	619,527
Common stock warrants
Net Loss Per Common Share
Total	49,080	49,080	49,080